PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

3.       PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,
	2017	2018
	RMB	RMB
Funds receivable from external payment network providers (i)	855,363	295,032
Loans to third parties (ii)	—	172,071
Funds receivable from insurance and guarantee companies (iii)	—	141,323
Prepaid VAT and surcharge tax	162,996	45,872
Prepaid expense	23,447	31,612
Others	27,184	43,386
Total	1,068,990	729,296
(i)

The Group opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers, repay and collect the default loan principal and interest. The Group also uses such accounts to collect the transaction fee and service fee. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of transaction fee, service fee received at the balance sheet date.

(ii)

The balance represents the remaining outstanding balance of a three-year loan of RMB217 million to an asset management company, carrying annual interest of 4.90% and a one-year loan of RMB60 million to a third-party guarantee company made in 2018, free of interest.

(iii)	The balance represents deposit made to the insurance and guarantee companies' accounts associated with credit assurance program and PICC's surety insurance program as disclosed in Note 2.